Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases buildings in the PRC and India under non-cancelable operating leases expiring on different dates. For the three months ended March 2017 and 2018, total rental expenses for all operating leases amounted to US$354 and US$421, respectively.

As of March 31, 2018, the Group has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office buildings consisting of the following:

US$

2018	1,369
2019	2,070
2020	1,184
2021	526
2022 and thereafter	424

5,573

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases.

Income Taxes

As of March 31, 2018, the Group recognized an accrual of US$3,091 for unrecognized tax benefits and its interest (Note 13). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of March 31, 2018, the Group classified the accrual for unrecognized tax benefits as a non-current liability.

22.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases buildings in the PRC and India under non-cancelable operating leases expiring on different dates. For the years ended December 31, 2015, 2016 and 2017, total rental expenses for all operating leases amounted to US$1,368, US$1,340 and US$1,418, respectively.

As of December 31, 2017, the Group has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office buildings consisting of the following:

US$

2018	1,138
2019	721
2020	654
2021	1,171
2022 and thereafter	-

3,684

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases.

Income Taxes

As of December 31, 2017, the Group recognized an accrual of US$2,121 for unrecognized tax benefits and its interest (Note 16). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2017, the Group classified the accrual for unrecognized tax benefits as a non-current liability.